REVENUE FROM PRIMARY BUSINESS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	¥ 2,679,500	¥ 2,048,654	¥ 2,899,382
Gasoline [member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	726,057	557,605	699,202
Diesel [member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	542,260	422,566	615,342
Crude oil [member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	429,038	351,707	549,720
Basic chemical feedstock [member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	242,532	155,397	215,563
Synthetic resin [member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	149,208	122,368	125,739
Kerosene [member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	112,519	72,385	191,636
Natural gas [member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	68,443	48,099	53,817
Synthetic fiber monomers and polymers [member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	45,464	42,388	80,952
Others [member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	¥ 363,979	¥ 276,139	¥ 367,411